UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03031

Morgan Stanley Tax-Free Daily Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (65.8%)
$41,300	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.05%	04/07/14	06/01/41	$41,300,000
20,500	Capital Beltway Funding Corporation of Virginia, Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.04	04/07/14	12/31/47	20,500,000
42,010	Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009	0.06	04/07/14	08/01/39	42,010,000
24,380	Charlotte, NC, Water & Sewer System Ser 2006 B	0.06	04/07/14	07/01/36	24,380,000
	Colorado Springs, CO,
18,360	Utilities System Sub Lien Ser 2004 A	0.08	04/07/14	11/01/23	18,360,000
10,000	Utilities System Sub Lien Ser 2006 A	0.06	04/07/14	11/01/25	10,000,000
18,540	Utilities System Sub Lien Ser 2007 A	0.07	04/07/14	11/01/37	18,540,000
20,000	Utilities System Sub Lien Ser 2007 B	0.06	04/07/14	11/01/26	20,000,000
3,900	Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541 (c)	0.08	04/07/14	06/01/16	3,900,000
2,185	Deutsche Bank SPEARS, DC, District of Columbia Tax Increment Gallery Place Ser 2012 Spears Ser DBE-1187 (c)	0.13	04/07/14	06/01/31	2,185,000
	Deutsche Bank SPEARS, FL,
10,000	Broward County Airport System Ser 2012 Q-1 SPEARS Ser DBE-1128X (c)	0.10	04/07/14	10/01/33	10,000,000
13,230	Miami-Dade County Water & Sewer System Ser 2010 SPEARS Ser DBE-1124X (c)	0.11	04/07/14	10/01/39	13,230,000
10,000	Deutsche Bank SPEARS, IL, Chicago Transit Authority Sales Tax Receipts Ser 2011 DBE-1264 (c)	0.11	04/07/14	12/01/36	10,000,000
7,635	Deutsche Bank SPEARS, NJ, New Jersey Transportation Trust Fund Authority SPEARS Ser DBE-1246 (c)	0.11	04/07/14	12/15/34	7,635,000
	Deutsche Bank SPEARS, NY,
2,200	New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X (c)	0.08	04/07/14	06/15/45	2,200,000
5,000	New York Liberty Development Corporation 4 World Trade Center Ser 2011 DBE-1266 (c)	0.11	04/07/14	11/15/44	5,000,000
14,000	Deutsche Bank SPEARS, PA, Pennsylvania Turnpike Commission Ser 2012 A Spears Ser DBE-1242 (c)	0.11	04/07/14	12/01/42	14,000,000
	Deutsche Bank SPEARS, TX,
10,000	Dallas/Fort Worth International Airport Joint Revenue Improvement Ser 2012 H Spears Ser DBE-1233 (AMT) (c)	0.12	04/07/14	11/01/37	10,000,000
7,115	Dallas/Fort Worth International Airport Joint Ser 2012 E & F SPEARS Ser DBE-1127X (c)	0.11	04/07/14	11/01/35	7,115,000
26,730	District of Columbia, The Pew Charitable Trusts Ser 2008 A	0.06	04/07/14	04/01/38	26,730,000
20,670	Eclipse Funding Trust, NY, New York State Dormitory Authority Personal Income Tax Ser 2012 B Solar Eclipse Ser 2012-0003 (c)	0.06	04/07/14	03/15/20	20,670,000
1,000	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.07	04/07/14	10/15/16	1,000,000
	Gainesville, FL,
25,060	Utilities System 2007 Ser A	0.06	04/07/14	10/01/36	25,060,000
25,200	Utilities System 2008 Ser B	0.04	04/07/14	10/01/38	25,200,000
15,945	Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	0.05	04/07/14	11/15/33	15,945,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

22,200	Houston, TX, Combined Utility System First Lien Ser 2004 B2	0.05	04/07/14	05/15/34	22,200,000
27,500	Illinois Toll Highway Authority, Toll Highway Senior Priority Ser 2007 A-2B	0.07	04/07/14	07/01/30	27,500,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.07	04/07/14	06/01/23	10,000,000
14,050	JEA, FL, Water & Sewer System Subser 2008 A-2	0.06	04/07/14	10/01/42	14,050,000
28,500	Long Island Power Authority, NY, Electric System Ser 2012 C	0.06	04/07/14	05/01/33	28,500,000
39,975	Main Street Natural Gas, Inc., GA, Gas Ser 2010 A	0.06	04/07/14	08/01/40	39,975,000
17,935	Massachusetts, Refg 1997 Ser B	0.04	04/07/14	08/01/15	17,935,000
27,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser J-1	0.04	04/07/14	07/01/31	27,000,000
	Massachusetts Water Resources Authority,
19,160	Gen Ser 2008 A-1	0.07	04/07/14	08/01/37	19,160,000
13,600	Gen Ser 2008 A-2	0.06	04/07/14	08/01/37	13,600,000
19,300	Gen Ser 2008 A-3	0.06	04/07/14	08/01/37	19,300,000
20,510	Gen Ser 2008 F	0.04	04/07/14	08/01/29	20,510,000
6,500	Mesa, AZ, Utility Systems Ser 2011 ROCs II-R Ser 11959X (c)	0.07	04/07/14	01/01/19	6,500,000
	Metropolitan Transportation Authority, NY,
24,400	Ser 2005 E Subser E-1	0.07	04/07/14	11/01/35	24,400,000
20,000	Ser 2011 B	0.07	04/07/14	11/01/41	20,000,000
	Mobile Downtown Redevelopment Authority, AL,
17,190	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.07	04/07/14	05/01/41	17,190,000
19,705	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.07	04/07/14	05/01/41	19,705,000
18,820	New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Ser 2008	0.06	04/07/14	08/01/34	18,820,000
12,855	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.06	04/07/14	11/01/39	12,855,000
	New York City Municipal Water Finance Authority, NY,
41,000	2000 Ser C	0.07	04/07/14	06/15/33	41,000,000
30,200	Second General Fiscal 2010 Ser CC	0.05	04/07/14	06/15/41	30,200,000
27,500	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5	0.07	04/07/14	02/01/35	27,500,000
18,400	Orlando Utilities Commission, FL, Utility System Ser 2008-2	0.06	04/07/14	10/01/33	18,400,000
10,000	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.06	04/07/14	11/01/38	10,000,000
6,670	Puttable Floating Option Tax-Exempts Receipts, NY, Metropolitan Transportation Authority Transportation Ser 2013 A BANs P-Floats MT-844 (c)	0.12	04/07/14	04/19/15	6,670,000
12,000	RBC Municipal Products Trust, Inc., IN, Indiana Finance Authority Indiana University Health Ser 2011 L & M Floater Certificates Ser E-23 (c)	0.06	04/07/14	05/25/16	12,000,000
18,000	RBC Municipal Products Trust, Inc., PA, Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16 (c)	0.06	04/07/14	08/01/14	18,000,000
5,000	Rib Floater Credit Enhanced Trust, NJ, New Jersey Health Care Facilities Financing Authority University Hospital Ser 2013A BANs Trust Receipts Ser 2013 FR-14WE (c)	0.11	04/07/14	07/03/17	5,000,000
20,000	San Antonio, TX, Electric & Gas Systems Jr. Lien Ser 2003	0.06	04/07/14	02/01/33	20,000,000
9,970	Sheridan Redevelopment Agency, CO, Tax Incremental South Santa Fe Drive Corridor Ser 2011 A-1	0.09	04/07/14	12/01/29	9,970,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

1,130	South-central Pennsylvania General Authority, WellSpan Health Ser 2008 A ROCs II-R Ser 11686 (c)	0.07	04/07/14	12/01/24	1,130,000
	University of Texas Regents,
23,625	Financing System Ser 2007 B	0.06	04/07/14	08/01/34	23,625,000
27,700	Permanent University Fund Ser 2008 A	0.06	04/07/14	07/01/37	27,700,000
32,830	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C (c)	0.08	04/07/14	05/15/39	32,830,000

	Total Weekly Variable Rate Bonds (Cost $1,058,185,000)				1,058,185,000

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Municipal Bonds & Notes (9.0%)
35,000	California, Ser 2013-14 A-2 RANs, dtd 08/22/13	2.00%	0.23%	06/23/14	35,140,583
3,000	Dayton City School District, OH, School Facilities Construction & Improvement Ser 2013 B Notes, dtd 10/15/13	1.25	0.30	10/15/14	3,015,334
3,000	Hazard, KY, Appalachian Regional Health Care Ser 2013 BANs, dtd 11/20/13	1.00	0.50	12/01/14	3,009,987
1,000	Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2013-1, dtd 08/29/13	1.00	0.28	09/01/14	1,003,002
20,000	Los Angeles, CA, Ser 2013 B TRANs, dtd 07/11/13	2.00	0.17	05/01/14	20,030,041
40,000	New Jersey, Ser Fiscal 2014 C TRANs, dtd 12/03/13	2.00	0.34	06/26/14	40,156,478
3,000	Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion, dtd 02/20/14	1.00	0.30	03/01/15	3,019,263
35,000	Texas, Ser 2013 TRANs, dtd 09/03/13	2.00	0.20	08/28/14	35,256,900
3,000	Troy Enlarged City School District, NY, Ser 2013 BANs, dtd 11/19/13	1.25	0.35	07/15/14	3,007,782
1,000	Wisconsin Rural Water Construction Loan Program Commission, Ser 2013 BANs, dtd 08/29/13	1.00	0.28	09/01/14	1,003,002

	Total Municipal Bonds & Notes (Cost $144,642,372)				144,642,372

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Put Option Bonds (8.3%)
2,585	Deutsche Bank SPEARS, IL, Illinois Housing Development Authority Pioneer Village 2007 Ser C SPEARS Ser DBE-1117 (AMT) (c)	0.27%	05/15/14	07/01/44	2,585,000
2,000	Franklin County, OH, CHE Trinity Health Credit Group Window Ser 2013	0.13	10/27/14	12/01/46	2,000,000
2,000	Franklin County, OH, Ohio Health Corporation Ser 2011 C	0.09	06/04/14	11/15/33	2,000,000
2,000	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.18	10/27/14	04/01/51	2,000,000
26,000	JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 4410 (c)	0.11	05/08/14	08/01/18	26,000,000
11,250	JP Morgan Chase & Co., PA, Allegheny County Hospital Development Authority (c)	0.11	05/08/14	12/01/17	11,250,000
2,000	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1	0.21	10/27/14	02/01/46	2,000,000
2,100	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-3	0.21	10/27/14	02/01/46	2,100,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

555	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.15	10/27/14	07/01/30	555,000
2,000	Missouri Health & Educational Facilities Authority, BJC Health System Window Ser 2013 C	0.13	10/27/14	01/01/50	2,000,000
41,000	New York Liberty Development Corporation, 3 World Trade Center Ser 2011 A-1 (c)	0.15	03/19/15	12/01/49	41,000,000
205	Norfolk Economic Development Authority, VA, Sentara Health Care Window Ser 2010 B	0.18	10/27/14	11/01/34	205,000
250	Norfolk Economic Development Authority, VA, Sentara Health Care Window Ser 2010 C	0.18	10/27/14	11/01/34	250,000
8,285	Norfolk Economic Development Authority, VA, Sentara Health Care Window Ser 2012 A	0.14	10/27/14	11/01/34	8,285,000
5,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.17	10/27/14	10/01/27	5,000,000
4,925	Riverside, CA, Water Ser 2011 A	0.08	04/01/14	10/01/35	4,925,000
5,000	Suffolk Economic Development Authority, VA, Sentara Health Care Ser 2008 Eagle #20130014 Class A (c)	0.14	05/22/14	11/01/35	5,000,000
10,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.19	10/27/14	11/15/50	10,000,000
3,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2013 B	0.15	10/27/14	11/15/50	3,000,000
4,000	Washington Health Care Facilities Authority, Catholic Health Initiatives Window Ser 2013 B	0.21	10/27/14	01/01/35	4,000,000

	Total Put Option Bonds (Cost $134,155,000)				134,155,000

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (6.6%)
	Harris County Cultural Education Facilities Finance Corporation, TX,
25,000	Methodist Hospital System Ser 2009 C-1	0.20%	0.20%	07/02/14	25,000,000
10,000	Methodist Hospital System Ser 2009 C-2	0.20	0.20	04/03/14	10,000,000
18,000	Harris County Metropolitan Transit Authority, TX, Sales & Use Tax Ser A-1	0.08	0.08	05/09/14	18,000,000
20,000	Montgomery County, MD, 2009 Ser A BANs	0.08	0.08	04/24/14	20,000,000
6,000	North Texas Tollway Authority, Ser 2009 D	0.07	0.07	05/08/14	6,000,000
	San Antonio, TX,
17,000	Electric & Gas Systems Ser B	0.08	0.08	04/29/14	17,000,000
10,000	Water System Ser 2012 A	0.07	0.07	04/10/14	10,000,000

	Total Commercial Paper (Cost $106,000,000)				106,000,000

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Daily Variable Rate Bonds (5.2%)
4,525	JP Morgan Chase & Co., MD, Maryland State & Local Facilities Loan 1st Ser 2014 C PUTTERs Ser 4439 (c)	0.09%	04/01/14	02/01/20	4,525,000
18,100	Massachusetts, Central Artery Ser 2000 A	0.07	04/01/14	12/01/30	18,100,000
17,000	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G-5	0.07	04/02/14	05/01/34	17,000,000
	New York City, NY,
11,650	Fiscal 2008 Ser J Subser J-3	0.07	04/02/14	08/01/23	11,650,000
31,900	Fiscal 2012 Subser G-6	0.08	04/01/14	04/01/42	31,900,000

	Total Daily Variable Rate Bonds (Cost $83,175,000)				83,175,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

	Closed-End Investment Companies (4.8%)
10,000	Nuveen AMT-Free Municipal Income Fund, VRDP Ser 1 (c)	0.15	04/07/14	06/01/40	10,000,000
10,000	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1-6672 (AMT) (c)	0.15	04/07/14	12/01/40	10,000,000
1,000	Nuveen New Jersey Dividend Advantage Municipal Fund, VRDP Ser 1-450 (AMT) (c)	0.16	04/07/14	08/03/43	1,000,000
5,000	Nuveen New York AMT-Free Municipal Income Fund, VRDP Ser 4 (c)	0.14	04/07/14	06/01/40	5,000,000
7,000	Nuveen Ohio Quality Income Municipal Fund, VRDP Ser 1-1480 (AMT) (c)	0.15	04/07/14	09/01/43	7,000,000
12,000	Nuveen Premier Municipal Income Fund, Inc., VRDP Ser 1-1277 (AMT)	0.15	04/07/14	05/01/41	12,000,000
5,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) (c)	0.15	04/07/14	05/01/41	5,000,000
23,000	Nuveen Select Quality Municipal Fund, Inc., VRDP Ser 1-2525 (AMT) (c)	0.15	04/07/14	05/01/41	23,000,000
4,000	Nuveen Virginia Premium Income Municipal Fund, VRDP Ser 1-1280 (AMT) (c)	0.16	04/07/14	08/03/43	4,000,000

	Total Closed-End Investment Companies (Cost $77,000,000)				77,000,000

	Floating Rate Note (0.2%)
4,000	Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2013 (Cost $4,000,000)	0.36%		05/01/14	4,000,000

	Total Investments (Cost $1,607,157,372) (d)			99.9%	1,607,157,372
	Other Assets in Excess of Liabilities			0.1	1,527,693

	Net Assets			100.0%	$1,608,685,065

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at March 31, 2014.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Tax-Free Daily Income Trust

Notes to Portfolio of Investments ¡ March 31, 2014 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$1,058,185,000	$—	$1,058,185,000
Municipal Bonds & Notes	—	144,642,372	—	144,642,372
Put Option Bonds	—	134,155,000	—	134,155,000
Commercial Paper	—	106,000,000	—	106,000,000
Daily Variable Rate Bonds	—	83,175,000	—	83,175,000
Closed-End Investment Companies	—	77,000,000	—	77,000,000
Floating Rate Note	—	4,000,000	—	4,000,000

Total Assets	$—	$1,607,157,372	$—	$1,607,157,372

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2014, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 20, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 20, 2014